Results for the Year - Deferred tax asset (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	kr 908	kr 212
Deferred tax assets including intangible assets	(1,451)
Share-Based Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	270	41
Deferred Revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	120	113
Intangible Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(2,478)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	kr 637	kr 58